Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Credit Opportunities Fund, Inc.
Prospectus Date	rr_ProspectusDate	Nov. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2016